SEMI-ANNUAL REPORT









                                     [LOGO]

                            NASDAQ 100 INDEX FUND

                            ------------------------

                            MAY 31, 2000 (Unaudited)









The Securities and Exchange Commission
has not approved or disapproved these                        [LOGO]
securities or passed upon the adequacy of
this prospectus.  Any representation to            RANSON & ASSOCIATES, INC.
the contrary is a criminal offense.

                                     [LOGO]

                              NASDAQ 100 INDEX FUND



                               SEMI-ANNUAL REPORT

Dear Shareholders,

The first six months of this year have been a challenge for the U.S. equity market. An overheating economy and inflation fears caused the Federal Reserve to raise interest rates on numerous occasions, and the uncertainty of further Fed interest rate hikes reverberated through the stock market. Even though we saw a dramatic pullback from its high, the Nasdaq-100 Indexr still achieved a slight gain through the end of June.

Many now feel the Federal Reserve has engineered a "soft landing" for the economy while taming inflation fears. This we believe should bode well for earnings and the market overall, and in particular the growth dominated companies that makeup the Nasdaq 100 Index Fund.

Thank you for being a Nasdaq 100 Index Fund shareholder. As Fund manager, we at Ranson & Associates, Inc. strive to provide you with the best service possible to keep you a satisfied shareholder.

                                   Sincerely,


                                    /s/ Alex R. Meitzner
                                   ----------------------------

                                   Alex R. Meitzner
                                   Fund Manager and
                                   Chairman of the Board




The Nasdaq-100 Indexr and Nasdaqr are registered marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by Ranson & Associates, Inc. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not sponsored, endorsed, sold, promoted by, nor affiliated with, the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            MAY 31, 2000 (UNAUDITED)


      NUMBER
      OF SHARES                                                              VALUE
      ------------------------------------------------------------------------------

                    COMMON STOCKS                              97.21%
      3,300         Intel Corp.                                           $  411,469
      7,000         Cisco Systems, Inc.*                                     398,562
      5,100         Microsoft Corp.*                                         319,069
      3,400         Oracle Corp.*                                            244,375
      1,900         JDS Uniphase Corp.*                                      167,200
      2,400         QUALCOMM, Inc.*                                          159,300
      2,000         Sun Microsystems, Inc.*                                  153,250
      1,100         VERITAS Software Corp.*                                  128,150
      1,300         Nextel Communications, Inc. - Class A*                   120,412
      2,700         Dell Computer Corp.*                                     116,437
      2,900         WorldCom, Inc.*                                          109,112
      1,100         Applied Materials, Inc.*                                  91,850
      1,200         Xilinx, Inc.*                                             91,350
      1,400         Amgen, Inc.*                                              89,075
        700         Yahoo!, Inc.*                                             79,144
        500         PMC-Sierra, Inc.*                                         76,625
      1,100         ADC Telecommunications, Inc.*                             73,906
      1,200         Linear Technology Corp.                                   70,875
        600         Siebel Systems, Inc.*                                     70,200
      1,100         Maxim Integrated Products, Inc.*                          69,781
        800         Altera Corp.*                                             68,700
      2,500         Global Crossing Ltd.*                                     62,656
        500         CIENA Corp.*                                              59,844
        900         Network Appliance, Inc.*                                  58,106
        500         VoiceStream Wireless Corp.*                               57,250
      2,700         Ericsson (LM) Telephone - ADR*                            55,350
        700         Level 3 Communications, Inc.*                             53,419
        500         i2 Technologies, Inc.*                                    53,187
        600         Apple Computer, Inc.*                                     50,400
      1,900         Immunex Corp.*                                            49,162
      1,500         Metromedia Fiber Network, Inc.*                           46,406
        500         Comverse Technology, Inc.*                                45,687
        700         Tellabs, Inc.*                                            45,456
      1,200         Comcast Corp. - Class A*                                  45,450
        200         SDL, Inc.*                                                45,312
        400         Applied Micro Circuits Corp.*                             39,700
        800         CMGI, Inc.*                                               38,250
        600         eBay, Inc.*                                               37,537


                                                Nasdaq 100 Index Fund          1

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            MAY 31, 2000 (UNAUDITED)

      NUMBER
      OF SHARES                                                              VALUE
      ------------------------------------------------------------------------------

      1,050         Paychex, Inc.                                         $   36,750
        300         Adobe Systems, Inc.                                       33,769
        600         Citrix Systems, Inc.*                                     31,575
        300         RF Micro Devices, Inc.*                                   31,500
        200         MedImmune, Inc.*                                          31,075
        600         KLA-Tencor Corp.*                                         29,737
        200         Network Solutions, Inc.*                                  29,562
        600         Amazon.com, Inc.*                                         28,987
        800         BroadVision, Inc.*                                        28,650
        700         EchoStar Communications Corp. - Class A*                  27,956
        500         Biogen, Inc.*                                             27,250
        600         PanAmSat Corp.*                                           26,625
        700         Chiron Corp.*                                             26,556
        600         Cintas Corp.                                              26,400
        700         Conexant Systems, Inc.*                                   26,337
      1,300         McLeodUSA, Inc.*                                          26,000
        600         Gemstar International Group Ltd.*                         25,463
        400         Sanmina Corp.*                                            25,450
        700         Intuit, Inc.*                                             25,375
        500         Vitesse Semiconductor Corp.*                              25,313
        700         American Power Conversion Corp.*                          24,806
        400         Lycos, Inc.*                                              24,200
        700         Starbucks Corp.*                                          23,800
        400         NTL, Inc.*                                                23,655
        700         Costco Wholesale Corp.                                    22,356
        500         BMC Software, Inc.*                                       22,000
        300         NEXTLINK Communications, Inc. - Class A*                  21,019
        500         3COM Corp.*                                               20,906
        500         Atmel Corp.*                                              19,094
      1,000         USA Networks, Inc.*                                       18,938
        400         Fiserv, Inc.*                                             18,700
        500         Bed Bath & Beyond, Inc.*                                  18,406
        300         Genzyme Corp.*                                            17,044
        700         Concord EFS, Inc.*                                        16,975
        800         At Home Corp.*                                            14,800
        300         Molex, Inc.                                               14,644
        400         RealNetworks, Inc.*                                       14,525
        400         Biomet, Inc.                                              14,425
      1,000         PeopleSoft, Inc.*                                         13,813
        900         Staples, Inc.*                                            13,275
        200         Electronic Arts, Inc.*                                    12,775


2          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            MAY 31, 2000 (UNAUDITED)


      NUMBER
      OF SHARES                                                              VALUE
      ------------------------------------------------------------------------------

        300         Adelphia Communications Corp.*                        $   12,713
        200         Dollar Tree Stores, Inc.*                                 11,900
        200         Microchip Technology, Inc.*                               11,353
      1,000         Parametric Technology Corp.*                              10,625
        300         CNET Networks, Inc.*                                      10,331
        300         Sigma-Aldrich Corp.                                       10,013
        200         QLogic Corp.*                                              9,825
        200         Synopsys, Inc.*                                            9,463
      1,100         Novell, Inc.*                                              9,144
        400         Network Associates, Inc.*                                  8,750
        600         Smurfit-Stone Container Corp.*                             8,513
        200         PACCAR, Inc.                                               8,375
        100         PacifiCare Health Systems, Inc.*                           6,481
        600         Compuware Corp.*                                           6,113
        400         Quintiles Transnational Corp.*                             5,900
        200         Apollo Group, Inc.*                                        5,813
        200         Northwest Airlines Corp.*                                  5,688
        200         Miller (Herman), Inc.                                      5,400
        200         Adaptec, Inc.*                                             3,938
        200         VISX, Inc.*                                                3,938
        300         Legato Systems, Inc.*                                      3,263
                                                                          ----------

                    Total Common Stocks                                    5,080,039
                    (cost $5,982,153)                                     ----------

      PRINCIPAL
        AMOUNT
      ---------
                    SHORT-TERM INVESTMENTS                      0.31%
      $16,325       Bank of New York
                    Money Market Fiduciary                                    16,325
                                                                          ----------

                    Total Short-Term Investments                              16,325
                    (cost $16,325)                                        ----------


                    TOTAL INVESTMENTS                          97.52%      5,096,364
                    (cost $5,998,478)

                    Other Assets less Liabilities               2.48%        129,646
                                                                          ----------

                    NET ASSETS                                100.00%     $5,226,010
                                                                          ==========


                                                Nasdaq 100 Index Fund          3


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            MAY 31, 2000 (UNAUDITED)

        The Nasdaq 100 Index Fund's investment concentration based on net assets by industry, as of May 31, 2000 was as follows:

                    Telecommunications         24.07%
                    Computers                  22.65
                    Software                   16.79
                    Semi-conductor             16.55
                    Electronics                 5.12
                    Biotechnology               4.60
                    Retail/E-Commerce           3.09
                    Other                       2.79
                    Commercial Services         1.76
                    Media                       1.48
                    Healthcare                  0.48
                    Industrials                 0.32
                    Basic Materials             0.19
                    Transportation              0.11
                                              -------

                      TOTAL                   100.00%
                                              =======




                                     [GRAPH]

                              Graph of Table Above


* Non-income producing

                       See notes to financial statements.


4          Nasdaq 100 Index Fund


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            MAY 31, 2000 (UNAUDITED)

ASSETS:
   Investments, at value (cost $5,998,478)                                  $5,096,364
   Receivable for fund shares sold                                             110,765
   Interest and dividends receivable                                               441
   Prepaid expenses and other assets                                            51,502
                                                                            ----------

      Total Assets                                                           5,259,072
                                                                            ----------

LIABILITIES:
   Payable to investment adviser                                                 7,416
   Accrued distribution fees                                                     2,515
   Accrued investment advisory fees                                              2,114
   Other accrued expenses                                                       21,017
                                                                            ----------

      Total Liabilities                                                         33,062
                                                                            ----------

   NET ASSETS                                                               $5,226,010
                                                                            ==========

NET ASSETS CONSIST OF:
   Capital stock                                                            $6,128,124
   Net unrealized depreciation on investments                                 (902,114)
                                                                            ----------

      Net Assets                                                            $5,226,010
                                                                            ==========

CLASS A SHARES:
   Net assets                                                               $2,813,183
   Shares outstanding (no par value, unlimited shares authorized)              275,457
   Net asset value and redemption price (net assets/shares outstanding)     $    10.21
                                                                            ==========
   Maximum offering price (net asset value, plus 2.56% of net asset
      value or 2.50% of offering price)                                     $    10.47
                                                                            ==========

CLASS C SHARES:
   Net assets                                                               $2,412,827
   Shares outstanding (no par value, unlimited shares authorized)              239,826
   Net asset value, redemption price and offering price per share
      (net assets/shares outstanding)                                       $    10.06
                                                                            ==========

                       See notes to financial statements.


                                                Nasdaq 100 Index Fund          5


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                             STATEMENT OF OPERATIONS
                          PERIOD ENDED MAY 31, 2000(1)
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                  $   2,440
   Dividends                                                                       519
                                                                             ----------

     Total Investment Income                                                     2,959
                                                                             ----------

EXPENSES:
   Fund accounting and administration fees                                      26,220
   Custody fees                                                                 22,561
   Transfer agent fees and expenses                                             15,908
   Professional fees                                                             9,940
   Federal and state registration fees                                           8,834
   Distribution fees                                                             7,502
   Investment advisory fees                                                      6,487
   Trustees' fees and expenses                                                   2,363
   Miscellaneous                                                                17,638
                                                                             ----------

     Total expenses before waiver and reimbursement of expenses                117,453

     Less:  Waiver and reimbursement of expenses                               (90,483)
                                                                             ----------

     Net Expenses                                                               26,970
                                                                             ----------

   NET INVESTMENT LOSS                                                         (24,011)
                                                                             ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                                                389
   Net change in unrealized appreciation and depreciation on investments      (902,114)
                                                                             ----------

   Net Loss on Investments                                                    (901,725)
                                                                             ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $(925,736)
                                                                             ==========


(1) Commenced operations on December 7, 1999.


                       See notes to financial statements.


6          Nasdaq 100 Index Fund


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                          PERIOD ENDED MAY 31, 2000(1)
                                   (UNAUDITED)

OPERATIONS:
   Net investment loss                                                       $  (24,011)
   Net realized gain on investments                                                 389
   Net change in unrealized appreciation and depreciation on investments       (902,114)
                                                                             -----------

   Net decrease in net assets resulting from operations                        (925,736)
                                                                             -----------


CAPITAL SHARE TRANSACTIONS (NOTE 3):                                          6,051,746
                                                                             -----------

TOTAL INCREASE IN NET ASSETS                                                  5,126,010


NET ASSETS:
   Beginning of year                                                            100,000
                                                                             -----------

   End of year                                                               $5,226,010
                                                                             ===========


(1)  Commenced operations on December 7, 1999.


                       See notes to financial statements.










                                                Nasdaq 100 Index Fund          7


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

                                                           CLASS A SHARES            CLASS C SHARES
                                                         DECEMBER 7, 1999 (1)     DECEMBER 20, 1999 (1)
For a Fund share outstanding                                   THROUGH                   THROUGH
throughout the period                                        MAY 31, 2000              MAY 31, 2000
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00                    $10.39


INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
  Net investment loss                                             (0.04)                    (0.05)
  Net realized and unrealized
  gains on investments                                             0.25                     (0.28)
                                                             -----------               -----------

  Total from investment operations                                 0.21                     (0.33)
                                                             -----------               -----------

NET ASSET VALUE, END OF PERIOD                                   $10.21                    $10.06
                                                             ===========               ===========

TOTAL RETURN (2)(3)                                               2.10%                    (3.18%)

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                                  $2,813,183                $2,412,827
  Ratio of expenses to average net assets:
          Net of reimbursements (4)                               1.75%                     2.50%
          Before reimbursements (4)                               8.45%                     9.74%

  Ratio of net investment loss to average net assets:
         Net of reimbursements (4)                               (1.51%)                   (2.28%)
         Before reimbursements (4)                               (8.21%)                   (9.52%)

  Portfolio turnover rate (2)                                        0%                        0%


(1)  Commencement of operations
(2)  Not annualized
(3) The total return does not reflect the 2.50% front-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.
(4)  Annualized


                       See notes to financial statements.


8          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                            MAY 31, 2000 (UNAUDITED)


NOTE 1 - ORGANIZATION

Eagle Funds (the "Trust") was established on October 4, 1999, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Nasdaq 100 Index Fund (the "Fund") is a separate, non-diversified investment portfolio of the Trust. The Fund has three separate classes: Class A, Class C and Class Y. Each class of shares has a different combination of sales charges, fees and eligibility requirements. Class A and Class C shares commenced operations on December 7, 1999 and December 20, 1999, respectively. As of May 31, 2000, Class A and Class C shares are outstanding.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  A. INVESTMENT VALUATION

  A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most recent mean price is used. Money market instruments which will mature in 60 days or less are valued at cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund's Board of Trustees.

  B. EXPENSES

  Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

  C. FEDERAL INCOME TAXES

  The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.





                                                Nasdaq 100 Index Fund          9

  D. DISTRIBUTIONS TO SHAREHOLDERS

  Dividends, if any, from net investment income, will be declared and paid
quarterly.   Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from GAAP.

  E. OTHER

  Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.


NOTE 3 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the period ended May 31, 2000 were as follows:

                                                             Shares         Dollars
                                                            --------      -----------
     CLASS A SHARES:

       Shares sold                                          272,952       $3,297,659
       Shares redeemed                                       (7,495)         (89,032)
                                                            --------      -----------
         Net increase                                       265,457        3,208,627
                                                            --------      -----------

     CLASS C SHARES:

       Shares sold                                          247,844        2,935,818
       Shares redeemed                                       (8,018)         (92,699)
                                                            --------      -----------
         Net increase                                       239,826        2,843,119
                                                            --------      -----------

         Net increase from capital share transactions       505,283       $6,051,746
                                                            ========      ===========






10          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                            MAY 31, 2000 (UNAUDITED)


NOTE 4 - INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended May 31, 2000 were $5,991,708 and $9,944, respectively. At May 31, 2000, gross unrealized appreciation and depreciation of investments, based on cost for financial statement and federal income tax purposes of $5,998,478, were as follows:


     Unrealized appreciation                           $   277,896
     Unrealized depreciation                            (1,180,010)
                                                       ------------

       Net unrealized depreciation on investments      $  (902,114)
                                                       ============


NOTE 5 - TRANSACTIONS WITH AFFILIATES

The Fund has an agreement with Ranson & Associates, Inc. (the "Adviser" or "Ranson"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Fund will pay the Adviser a monthly fee at an annual rate of 0.50% of the average daily net assets of the Fund. The Adviser has also agreed to voluntarily reduce fees for expenses (exclusive of any distribution or service fees and extraordinary expenses) that exceed 1.50% of average daily net assets of the Fund until November 30, 2000. During the period ended May 31, 2000, the Adviser waived investment advisory fees of $6,487 and reimbursed the Fund $83,996 for other expenses.

Ranson also serves as distributor of the Fund's shares. As distributor, Ranson manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to reimburse Ranson for its costs in connection with these activities, and to compensate authorized dealers, the Fund has adopted a Distribution and Service Plan ("the Plan") pursuant to 12b-1 under the 1940 Act. The Plan allows the Fund to pay distribution fees for the sales of its shares and for services provided to shareholders. Under the Plan, Class A and Class C shares each pay an annual service fee of up to 0.25% of the average daily net assets of the respective class. In addition, Class C shares pay an annual distribution fee of 0.75% of the average daily net assets of such class. During the period ended May 31, 2000, the Fund incurred distribution expenses of $1,824 and $5,678 for Class A and Class C shares, respectively. As distributor, Ranson received commissions of $28,647 from the sale of Class A shares during the period ended May 31, 2000.



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                            RANSON &ASSOCIATES, INC.



                                               Nasdaq 100 Index Fund          11

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                              NASDAQ 100 INDEX FUND


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